Investments in Unconsolidated Subsidiaries and Affiliates - Summary of Investments in Unconsolidated Subsidiaries and Affiliates (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Investments In And Advances To Affiliates Schedule Of Investments [Abstract]
Equity method	$ 638	$ 587
Cost method	7	7
Total	$ 645	$ 594